Discontinued operation and assets classified as held for sale, Discontinued Operation - SUSE Business Segment (Details) - USD ($) $ in Millions		18 Months Ended
	Aug. 21, 2018	Oct. 31, 2018
Discontinued operation [Abstract]
Cash consideration		$ 2,535
SUSE [Member]
Discontinued operation [Abstract]
Cash consideration	$ 2,535
Estimated net sale proceeds after tax and customary closing adjustments	$ 2,060